Intangible assets, net - Schedule and narrative (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Intangible assets		¥ 268,469,000	¥ 103,509,000
Less: accumulated amortization		(86,183,000)	(58,648,000)
Impairment loss		(2,945,000)	0
Intangible assets, net		¥ 179,341,000	44,861,000
Software licensing agreement period	3 years
Amount of transaction	¥ 50,000,000
Amortization period		3 years
Impairment loss		¥ 2,945,000	0	¥ 0
Research and development expenses
Intangible assets, net
Impairment loss		283,000
Selling, general and administrative expenses
Intangible assets, net
Impairment loss		2,662,000
Software
Intangible assets, net
Intangible assets		121,950,000	103,509,000
Software license rights
Intangible assets, net
Intangible assets		143,725,000	0
Others
Intangible assets, net
Intangible assets		¥ 2,794,000	¥ 0